Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Provision for income taxes - Deferred	$ 713,336	$ 91,833	$ 7,876
Total provision for income taxes	1,085,909	139,798	1,325,137
Hong Kong [Member]
Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Provision for income taxes - Current	348,835	44,908	928,973
Provision for income taxes - Deferred	(206,806)	(26,623)	7,876
UK [Member]
Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Provision for income taxes - Current			388,288
Provision for income taxes - Deferred	$ 943,880	$ 121,513